CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash		$ 1,894
Escrow accounts hold by director		300,500
Other prepayments	10,000	10,000
Escrow accounts hold by Attorney	188,482
Total Current Assets	198,482	312,394
TOTAL ASSETS	198,482	312,394	0
CURRENT LIABILITIES:
Accounts payable			237,707
Accounts payable-Related party			8,250
Accrued interest			10,783
Accrued interest - Related parties			89,506
Amount due to shareholder		66,758
Notes payable			23,000
Notes payable - Related parties			170,529
Other payables
Accrued Liabilities	13,107	14,520
Total Current Liabilities	13,107	81,278	539,775
STOCKHOLDERS' DEFICIT:
Preferred stock, Class A Preferred Stock; $0.001 par value 175,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 310,868,500 shares issued and outstanding	310,869	310,869	10,369
Additional paid-in capital	413,349	413,349	110,533
Accumulated deficit	(538,843)	(493,102)	(660,677)
Total Stockholders' Equity	185,375	231,116	(539,775)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 198,482	$ 312,394	$ 0